Note 9 - Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

9.         Borrowings

The Company maintains a borrowing agreement with the FHLB of Pittsburgh with an available funding capacity of approximately $167 million as of September 30, 2024. This agreement is subject to annual renewal, incurs no service charges, and is secured by FHLB stock and a blanket security agreement on outstanding residential mortgage loans.

Federal Home Loan Bank advances consist of separate loans with the FHLB of Pittsburgh as of September 30, 2024 and December 31, 2023 as follows (dollars in thousands):

	2024		2023
	Amount	Weighted Average Rate	Amount	Weighted Average Rate

FHLB fixed-rate advances maturing:
2024	$-	-%	$1,200	1.28%
2025	11,000	3.76	9,500	3.54
2026	4,500	4.02	4,000	3.91
2027	500	1.19	500	1.19
2028	500	1.22	500	1.22

Total	$16,500		$15,700

On March 12, 2023, the Federal Reserve Bank of Philadelphia (“Reserve Bank”) made available the Bank Term Funding Program (“BTFP”), which enhances the ability of banks to borrow against the par value of certain high-quality, unencumbered investments. On December 21, 2023, the Company obtained a $9.5 million BTFP advance to secure lower funding costs relative to Federal Funds purchased. The BTFP advance has a term of one year, bears interest at a fixed rate of 4.88%, and can be prepaid without penalty prior to maturity. At September 30, 2024 and December 31, 2023, the Company has pledged as collateral for the BTFP advance investment securities with a par value and fair value of $9.7 million and $9.4 million and $9.8 million and $9.2 million, respectively. BTFP loans outstanding amounted to $9,500,000 as of September 30, 2024 and December 31, 2023, respectively.

9.         Borrowings

The Company maintains a borrowing agreement with the FHLB of Pittsburgh with an available funding capacity of approximately $171 million as of December 31, 2023. This agreement is subject to annual renewal, incurs no service charges, and is secured by FHLB stock and a blanket security agreement on outstanding residential mortgage loans.

Federal Home Loan Bank advances consist of separate loans with the FHLB of Pittsburgh as of December 31 as follows (dollars in thousands):

	2023		2022
	Amount	Weighted Average Rate	Amount	Weighted Average Rate

FHLB fixed-rate advances maturing:
2023	$-	-%	$19,946	4.34%
2024	1,200	1.28	1,200	1.28
2025	9,500	3.54	5,500	2.49
2026	4,000	3.91	4,000	3.91
2027	500	1.19	500	1.19
2028	500	1.22	500	1.22

Total	$15,700		$31,646

On March 12, 2023, the Federal Reserve Bank of Philadelphia (“Reserve Bank”) made available the Bank Term Funding Program (“BTFP”), which enhances the ability of banks to borrow against the par value of certain high-quality, unencumbered investments. On December 21, 2023, the Company obtained a $9.5 million BTFP advance to secure lower funding costs relative to Federal Funds purchased. The BTFP advance has a term of one year, bears interest at a fixed rate of 4.88%, and can be prepaid without penalty prior to maturity. At December 31, 2023, the Company has pledged as collateral for the BTFP advance investment securities with a par value and fair value of $9.8 million and $9.2 million, respectively. BTFP loans outstanding amounted to $9,500,000 and $0 as of December 31, 2023 and 2022, respectively.